Note 11 - Capital Leased Assets and Capital Lease Obligations (Details Textual) - USD ($) $ in Thousands				4 Months Ended	6 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Jul. 06, 2016	Apr. 30, 2014	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Additions To Capital Leased Assets					$ 452,564
Amortization of Leased Asset					6,825	$ 6,269
Sale Leaseback Transaction, Accumulated Depreciation					43,724		$ 36,899
Finance Leased Assets, Net					408,840		$ 415,665
Capital Leases, Future Minimum Payments, Net Minimum Payments, Total					359,749
Capital Leases, Income Statement, Interest Expense					$ 11,311	$ 10,538
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term				10 years
Vessel's sale and leaseback price				$ 85,572
Sale Leaseback Transactions Regarding the Vessel MSC Athos [Member]
Sale Leaseback Transaction, Term			7 years
Sale Leaseback Transactions Regarding the Vessel MSC Athens [Member]
Sale Leaseback Transaction, Term		7 years
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term	7 years